Cash flow information (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash Flow Information
(Loss) / Profit for the year	$ 21,295	$ 5,220	$ 10,078
Profit for the year from discontinued operations	(12,479)	(4,093)	(817)
Adjustments for:
Income tax	(124)	2,766	6,325
Amortization and depreciation	3,737	3,377	1,531
Loss from disposal of property, plant and equipment	(4)	35	(2)
Net gain from fair value adjustment of investment properties	(22,605)	(4,352)	(17,549)
Share-based payments		100	51
(Recovery) Charge for impairment of property, plant and equipment		(12)	26
Expenses from sale of investment properties			32
Derecognition of intangible assets by TGLT agreement		28
Result from business combinations		(8)
Disposal of disused investment properties			24
Gain from disposal of associates	(311)		(4)
Financial results, net	19,334	4,052	5,036
Reversal of cumulative translation adjustment		(41)	(100)
Provisions and allowances	372	113	191
Share of loss / (profit) of associates and joint ventures	721	(106)	(508)
Changes in operating assets and liabilities:
(Increase) / decrease in inventories	(21)	51	16
Decrease in trading properties	499	510	189
Increase in trade and other receivables	(19)	(986)	(547)
Increase in trade and other payables	907	147	160
Increase in salaries and social security liabilities	53	48	20
Decrease in provisions	(202)	(85)	(127)
Net cash generated by continuing operating activities before income tax paid	11,176	6,736	4,015
Net cash generated by discontinued operating activities before income tax paid	4,144	3,280	892
Net cash generated by operating activities before income tax paid	$ 15,320	$ 10,016	$ 4,907